ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	NOTE 5:- ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
	December 31,
	2012	2013

Accrued expenses	$3,162	$5,303
Hedging transaction liability	-	474
Deferred tax liability	56	126

	$3,218	$5,903